5. Notes Payable	12 Months Ended
Dec. 31, 2020
Notes
5. Notes Payable

5. Notes Payable

(a)As at December 31, 2020, the Company owed $147,500 (2019 - $47,500) of notes payable to a significant shareholder of the Company which is unsecured, non-interest bearing, and due on demand. During the year ended December 31, 2019, the Company received advances of $12,000 and settled $75,000 of notes payable with the issuance of 125,000 common shares. Refer to Note 7(dd). During the year ended December 31, 2020, the Company received advances of $100,375.

(b)As at December 31, 2020, the Company owed $nil (2019 - $150,000) of notes payable to a significant shareholder of the Company which is secured by proceeds received from royalty rights noted in Note 4, bears interest at 15% per annum, and is due on January 31, 2021. During the year ended December 31, 2020, the notes payable and accrued interest were forgiven.

(c)As at December 31, 2020, the Company owed $nil (2019 - $150,000) of notes payable to a director and shareholder which is secured by proceeds received from royalty rights noted in Note 4, bears interest at 15% per annum, and is due on January 31, 2021. During the year ended December 31, 2020, the notes payable and accrued interest were forgiven.

(d)As at December 31, 2020, the Company owed $nil (2019 - $50,000) of notes payable to a director and shareholder which is secured by proceeds received from royalty rights noted in Note 4, bears interest at 15% per annum, and is due on January 31, 2021. During the year ended December 31, 2020, the notes payable and accrued interest were forgiven.

(e)As at December 31, 2020, the Company owed $150,000 (2019 - $nil) of notes payables to directors of the Company which is unsecured, bears interest at 10% per annum, and is due on demand.